OTHER EXPENSE, NET - Other Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other Income and Expenses [Abstract]
Doubtful debt provision	$ 1,000	$ 3,000
Change in liability for future earn-out	0	689
Other	138	685
Total other expense, net	$ 1,138	$ 4,374